Common Stock and Warrants	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Equity [Abstract]
Common Stock and Warrants

NOTE 6 – Common Stock and Warrants

Common Stock

At May 31, 2024, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, and 53,198,399 shares of common stock outstanding.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. The following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of May 31, 2024 and August 31, 2023 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	May 31, 2024	August 31, 2023	Weighted Average Exercise Price	Date of Issuance	Expiration
Series T	16,666,667	16,666,667	$1.70	November 26, 2018	November 26, 2029

On February 5, 2024, the Board modified the terms of the Series T warrants to extend the expiration date for an additional five (5) years. No other term was modified. The modification was not was not linked to any other financing arrangements. The Company calculated the incremental fair value of the modification at $400,000 which is presented on the Consolidated Statement of Operations as a deemed dividend.

NOTE 5 – Common Stock and Warrants

Common Stock

At August 31, 2023, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, and 53,198,399 shares of common stock outstanding.

2006 Long-Term Incentive Plan

In 2006 the Company’s Board and stockholders adopted and approved 15,000,000 shares for grant under the 2006 Long-Term Incentive Plan (the “2006 Plan”). The 2006 Plan was extended by the Board on February 7, 2021 for a period of two years. On January 13, 2023, the Board extended the 2006 Plan for two months. The 2006 Plan expired on March 17, 2023. The 2006 Plan provided for the grant of incentive stock options, non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights, and other types of awards to employees, consultants, and directors. Stock option grants pursuant to the 2006 Plan vest from zero to five years and expire from six to ten years after the date of grant with the exercise price equal to the fair value of the underlying stock on the date of grant. See “NOTE 6 - Stock Options” for additional information.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2023 and 2022 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
	August 31,
Description	2023	2022	Weighted Average Exercise Price	Date of Issuance	Expiration
Series M	—	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	—	767,000	$3.38	December 31, 2015	December 31, 2022
Series P	—	213,500	$3.70	March 25, 2016	December 31, 2022
Series R	—	468,750	$4.00	June 20, 2016	December 31, 2022
Series S-A	—	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	—	620,000	$3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	16,666,667	$1.70	November 26, 2018	November 26, 2025
Total	16,666,667	19,281,917

During the year ended August 31, 2023, the Series M, N, P R, S-A and S Warrants expired unexercised.